Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001866633
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Consensus Cloud Solutions, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40750
Entity Tax Identification Number	87-1139414
Entity Address, Address Line One	700 S. Flower Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	(323)
Local Phone Number	860-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CCSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false